Concentration of Credit Risk and Significant Relationships (Tables)	12 Months Ended
Dec. 31, 2013
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

Services provided to the following Artisan Funds generated over ten percent of total revenues for the periods presented. Fees for managing the Funds, and the percentage of total revenues are as follows:

	For the Year Ended December 31,
Artisan Fund	2013	2012	2011
U.S. Mid-Cap Growth	$76,327	$59,841	$53,422
Percent of total revenues	11.1%	11.8%	11.7%

U.S. Mid-Cap Value	$93,774	$73,720	$64,402
Percent of total revenues	13.7%	14.6%	14.2%

Non-U.S. Growth	$116,173	$86,367	$86,907
Percent of total revenues	16.9%	17.1%	19.1%

Non-U.S. Value	$88,342	$54,851	$43,996
Percent of total revenues	12.9%	10.9%	9.7%